Long Term Debt - Related Parties (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2018	Jun. 30, 2019	Dec. 31, 2017	Dec. 31, 2018
Debt instrument maturity date			May 31, 2019
Long term debt related party		$ 522,552	$ 222,552	$ 522,552
Community Specialty Pharmacy, LLC [Member]
Interest rate	10.00%
Debt instrument maturity date	Oct. 15, 2021
Related Party Promissory Note [Member] | Mr. Prashant Patel [Member]
Interest rate		6.00%
Debt instrument maturity date		Jul. 01, 2020
Long term debt related party		$ 122,552
Related Party Promissory Note [Member] | Mr. Suren Ajjarapu [Member]
Interest rate		6.00%
Debt instrument maturity date		Jul. 01, 2020
Long term debt related party		$ 100,000
Related Party Promissory Note [Member] | Community Specialty Pharmacy, LLC [Member] | Nikul Panchal [Member]
Proceeds from issuance of promissory note	$ 300,000
Interest rate	10.00%
Debt instrument maturity date	Oct. 31, 2021